Notes Payable (Schedule of Future minimum principal payments on the non-related party long term notes payable) (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
2021	$ 512,425
2022	229,962
2023	93,555
2024	10,045
2025	10,807
Thereafter	138,184
Long-term Debt	$ 994,978	$ 280,953